Other operating expenses	12 Months Ended
Dec. 31, 2024
Other operating expenses.
Other operating expenses

Note 7. Other operating expenses

The following table represents other operating expenses:

	Years Ended December 31,
in €‘000	2024	2023	2022
Legal and other consulting expenses	29,912	28,778	42,952
Software-as-a Service and similar rights	20,398	17,614	13,664
Travel expenses	10,082	8,742	6,524
Marketing expenses	9,193	7,830	7,798
Insurance	4,342	6,618	12,225
Office expenses	5,403	5,082	3,772
Telecommunication and IT expenses	2,891	4,994	4,652
Other external and administrative costs	11,316	9,785	4,304
Total	93,537	89,443	95,891